SIGNIFICANT COMMITMENTS, AGREEMENTS AND OTHERS - Borrowings and other credit facilities (Details) - Dec. 31, 2024 Rp in Millions, $ in Millions	IDR (Rp)	USD ($)
Borrowings and other credit facilities
Total facility	Rp 1,500,000
Facility utilized	239,000
Telkomsel
Borrowings and other credit facilities
Total facility	3,100,000
Facility utilized	2,077,000
TELIN
Borrowings and other credit facilities
Total loans and other borrowings	0
BRI
Borrowings and other credit facilities
Total facility	500,000
Facility utilized	10,000
BRI | Telkomsel
Borrowings and other credit facilities
Total facility	1,000,000
Facility utilized	618,000
BRI | TELIN
Borrowings and other credit facilities
Total facility | $		$ 5
Total loans and other borrowings	81,000
BNI
Borrowings and other credit facilities
Total facility	500,000
Facility utilized	49,000
BNI | Telkomsel
Borrowings and other credit facilities
Total facility	2,100,000
Facility utilized	1,459,000
Bank Mandiri
Borrowings and other credit facilities
Total facility	500,000
Facility utilized	180,000
Bank Mandiri | TELIN
Borrowings and other credit facilities
Total facility	Rp 403,000	$ 25